UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22208

Valued Advisers Trust

(Exact name of registrant as specified in charter)

Huntington Asset Services, Inc. 2960 N. Meridian Street, Suite 300 Indianapolis, IN 46208
(Address of principal executive offices) (Zip code)

Capitol Services, Inc.

615 S. Dupont Hwy.

Dover, DE 19901

(Name and address of agent for service)

With a copy to:

John H. Lively, Esq.

The Law Offices of John H. Lively & Associates, Inc.

A member firm of The 1940 Act Law Group

11300 Tomahawk Creek Parkway, Suite 310

Leawood, KS 66211

Registrant’s telephone number, including area code: 317-917-7000

Date of fiscal year end: 5/31

Date of reporting period: 8/31/14

Item 1. Schedule of Investments.

BFS Equity Fund

Schedule of Investments

August 31, 2014 (Unaudited)

	Shares	Fair Value
Common Stocks — 99.54%

Aerospace & Defense — 3.79%
United Technologies Corp.	5,000	$539,900

Beverages — 3.36%
Constellation Brands, Inc. - Class A *	2,300	200,307
PepsiCo, Inc.	3,000	277,470

		477,777

Biotechnology — 1.99%
Celgene Corp. *	950	90,269
Gilead Sciences, Inc. *	1,800	193,644

		283,913

Capital Markets — 1.16%
State Street Corp.	2,300	165,669

Chemicals — 3.35%
Praxair, Inc.	2,000	263,100
Westlake Chemical Corp.	2,200	213,686

		476,786

Commercial Banks — 5.41%
M&T Bank Corp.	2,700	333,801
Wells Fargo & Co.	8,500	437,240

		771,041

Computers & Peripherals — 2.27%
Apple, Inc.	3,150	322,875

Consumer Finance — 3.14%
American Express Co.	5,000	447,750

Diversified Financial Services — 4.89%
Bank of America Corp.	10,000	160,900
JPMorgan Chase & Co.	9,000	535,050

		695,950

Diversified Telecommunication — 1.05%
Verizon Communications, Inc.	3,000	149,460

Electronic Equipment, Instruments & Components — 1.66%
Amphenol Corp. - Class A	2,300	236,923

Energy Equipment & Services — 1.93%
Schlumberger Ltd.	2,500	274,100

Food & Staples Retailing — 2.59%
Costco Wholesale Corp.	1,800	217,944
Walgreen Co.	2,500	151,300

		369,244

Food Products — 2.18%
Nestle SA ADR	4,000	310,280

Hotels, Restaurants & Leisure — 3.17%
McDonalds Corp.	1,500	140,580
Starbucks Corp.	4,000	311,240

		451,820

See accompanying notes which are an integral part of this schedule of investments.

Household Products — 2.47%
Colgate-Palmolive Co.	3,000	194,190
Procter & Gamble Co.	1,900	157,909

		352,099

Industrial Conglomerates — 4.04%
Danaher Corp.	7,500	574,575

Internet Software & Services — 2.86%
Google, Inc. - Class A *	700	407,652

Life Sciences Tools & Services — 2.95%
Thermo Fisher Scientific, Inc.	3,500	420,735

Machinery — 0.71%
Deere & Co.	1,200	100,908

Media — 3.79%
Walt Disney Co./The	6,000	539,280

Oil, Gas & Consumable Fuels — 9.50%
Continental Resources, Inc. *	1,700	274,193
EOG Resources, Inc.	4,500	494,460
Exxon Mobil Corp.	1,400	139,244
Imperial Oil Ltd.	2,500	133,125
Occidental Petroleum Corp.	3,000	311,190

		1,352,212

Pharmaceuticals — 9.64%
Johnson & Johnson	4,000	414,920
Merck & Co., Inc.	4,000	240,440
Novartis AG ADR	2,600	233,584
Pfizer, Inc.	8,000	235,120
Zoetis, Inc.	7,000	248,080

		1,372,144

Professional Services — 1.98%
Nielsen NV	6,000	281,940

Real Estate Investment Trust — 1.44%
WP Carey, Inc.	3,000	204,840

Road & Rail — 2.24%
Canadian National Railway Co.	2,200	158,092
Kansas City Southern	1,400	161,504

		319,596

Software — 6.35%
Adobe Systems, Inc. *	3,000	215,700
ANSYS, Inc. *	4,000	325,200
Microsoft Corp.	8,000	363,440

		904,340

Specialty Retail — 2.95%
Home Depot, Inc./The	4,500	420,750

Telecommunication Services — 1.89%
Level 3 Communications, Inc. *	6,000	269,760

Textiles, Apparel & Luxury Goods — 3.41%
Luxottica Group SpA ADR	2,500	132,450
NIKE, Inc.	4,500	353,475

		485,925

See accompanying notes which are an integral part of this schedule of investments.

Tobacco — 1.38%
Genesee & Wyoming, Inc. - Class A *	2,000	196,660

Total Common Stocks (Cost $12,971,155)		14,176,904

Money Market Securities — 4.03%

Fidelity Institutional Money Market - Prime Money Market Portfolio, 0.06% (a)	573,473	573,473

Total Money Market Securities (Cost $573,473)		573,473

Total Investments – 103.57% (Cost $13,544,628)		14,750,377

Liabilities in Excess of Other Assets – (3.57)%		(508,795)

TOTAL NET ASSETS – 100.00%		$14,241,582

(a)	Rate disclosed is the seven day yield as of August 31, 2014.
*	Non-income producing security.

ADR — American Depositary Receipt

See accompanying notes which are an integral part of this schedule of investments.

At August 31, 2014, the cost and net unrealized appreciation (depreciation) of investments for tax purposes were as follows:

Tax Cost of Securities	$13,567,603

Unrealized Appreciation	$1,214,541
Unrealized Depreciation	(31,767)

Net Unrealized Appreciation	$1,182,774

The difference between book basis and tax basis unrealized appreciation was attributable primarily to the tax deferral of losses on wash sales of $22,975 for BFS Equity Fund.

BFS Equity Fund

Notes to the Schedule of Investments

August 31, 2014

(Unaudited)

The BFS Equity Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The Fund has chosen high cost as its standing (default) tax lot identification method for all securities transactions. Interest income is recorded on an accrual basis and dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are generally recorded as soon as such information becomes available. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Securities Valuation and Fair Value Measurements – All investments in securities are recorded at their estimated fair value. Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP has established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

BFS Equity Fund

Notes to the Schedule of Investments - continued

August 31, 2014

(Unaudited)

Equity securities, including common stocks, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when Bradley, Foster & Sargent, Inc. (the “Adviser”) believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.

When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board of Trustees (the “Board”). These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

In accordance with the Valued Advisers Trust (the “Trust”) good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2014:

	Valuation Inputs
Assets	Level 1 Quoted Prices in Active Markets	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks*	$14,176,904	$—	$—	$14,176,904
Money Market Securities	573,473	—	—	573,473

Total	$14,750,377	$—	$—	$14,750,377

*	Refer to Schedule of Investments for industry classifications.

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

The Trust recognizes transfers between fair value hierarchy levels at the end of the reporting period. There were no transfers between any levels during the period ended August 31, 2014.

Cloud Capital Strategic Large Cap Fund

Schedule of Investments

August 31, 2014 (Unaudited)

	Shares	Fair Value
Common Stocks — 98.52%

Consumer Discretionary — 10.96%
Amazon.com, Inc. *	88	$29,918
AutoNation, Inc. *	521	28,280
AutoZone, Inc. *	56	30,119
Bed Bath & Beyond, Inc. *	481	30,892
Best Buy Co., Inc.	1,020	32,532
BorgWarner, Inc.	449	27,925
Cablevision Systems Corp.	1,726	31,952
CarMax, Inc. *	667	34,977
Carnival Corp.	762	28,854
CBS Corp. - Class B	490	29,075
Chipotle Mexican Grill, Inc. *	50	33,745
Coach, Inc.	743	27,380
Comcast Corp. - Class A	567	31,029
D.R. Horton, Inc.	1,266	27,442
Darden Restaurants, Inc.	605	28,616
Delphi Automotive PLC	438	30,466
DIRECTV - Class A *	348	30,073
Discovery Communications, Inc. - Class A *	379	16,561
Discovery Communications, Inc. - Class C *	379	16,275
Dollar General Corp. *	478	30,565
Dollar Tree, Inc. *	546	29,297
Expedia, Inc.	377	32,420
Family Dollar Stores, Inc.	432	34,496
Ford Motor Co.	1,762	30,676
Fossil Group, Inc. *	274	27,744
GameStop Corp. - Class A	741	31,260
Gannett Co., Inc.	1,025	34,589
Gap, Inc./The	702	32,384
Garmin Ltd.	491	26,662
General Motors Co.	822	28,612
Genuine Parts Co.	346	30,401
Goodyear Tire & Rubber Co./The	1,091	28,335
Graham Holdings Co.	43	30,719
H & R Block, Inc.	889	29,804
Harley-Davidson, Inc.	428	27,193
Harman International Industries, Inc.	286	32,965
Hasbro, Inc.	568	29,897
Home Depot, Inc./The	370	34,605
International Game Technology	1,870	31,521
Interpublic Group of Cos., Inc./The	1,512	29,539
Johnson Controls, Inc.	598	29,209
Kohl’s Corp.	561	33,009
L Brands, Inc.	515	32,887
Leggett & Platt, Inc.	888	31,143
Lennar Corp. - Class A	720	28,226
Lowe’s Companies, Inc.	650	34,106
Macy’s, Inc.	515	32,103
Marriott International, Inc. - Class A	472	32,766
Mattel, Inc.	766	26,404
McDonalds Corp.	291	27,318
Michael Kors Holdings Ltd. *	325	26,018
Mohawk Industries, Inc. *	199	29,090
Netflix, Inc. *	67	31,911

See accompanying notes which are an integral part of these schedules of investments.

Newell Rubbermaid, Inc.	954	31,994
News Corp. - Class A *	1,714	30,212
NIKE, Inc. - Class B	395	31,065
Nordstrom, Inc.	436	30,207
Omnicom Group, Inc.	424	30,501
O’Reilly Automotive, Inc. *	196	30,519
PetSmart, Inc.	504	36,069
Priceline.com, Inc. *	25	30,843
Pulte Group, Inc.	1,527	29,351
PVH Corp.	254	29,632
Ralph Lauren Corp.	192	32,468
Ross Stores, Inc.	439	33,115
Scripps Networks Interactive, Inc. - Class A	368	29,363
Staples, Inc.	2,671	31,195
Starbucks Corp.	397	30,899
Starwood Hotels & Resorts Worldwide, Inc.	374	31,598
Target Corp.	505	30,336
Tiffany & Co.	299	30,156
Time Warner Cable, Inc. - Class A	209	30,914
Time Warner, Inc.	427	32,870
TJX Cos., Inc./The	538	32,078
TripAdvisor, Inc. *	283	28,080
Twenty-First Century Fox, Inc. *	837	29,644
Urban Outfitters, Inc. *	876	34,873
VF Corp.	479	30,683
Viacom, Inc. - Class B	344	27,944
Walt Disney Co./The	353	31,715
Whirlpool Corp.	215	32,881
Wyndham Worldwide Corp.	406	32,884
Wynn Resorts Ltd.	152	29,359
Yum! Brands, Inc.	375	27,180

		2,544,613

Consumer Staples — 10.85%
Altria Group, Inc.	1,530	65,897
Archer-Daniels-Midland Co.	1,434	71,503
Avon Products, Inc.	4,329	60,775
Brown-Forman Corp. - Class B	671	62,164
Campbell Soup Co.	1,405	62,972
Clorox Co./The	712	63,093
Coca-Cola Co./The	1,568	65,398
Coca-Cola Enterprises, Inc.	1,400	66,900
Colgate-Palmolive Co.	935	60,521
ConAgra Foods, Inc.	2,071	66,688
Constellation Brands, Inc. - Class A *	749	65,214
Costco Wholesale Corp.	555	67,141
CVS Caremark Corp.	835	66,325
Dr. Pepper Snapple Group, Inc.	1,088	68,457
Estee Lauder Cos., Inc./The - Class A	842	64,693
General Mills, Inc.	1,182	63,074
Hershey Co./The	645	58,959
Hormel Foods Corp.	1,315	66,651
JM Smucker Co./The	601	61,695
Kellogg Co.	966	62,729
Kimberly-Clark Corp.	576	62,177
Kraft Foods Group, Inc.	1,151	67,783
Kroger Co./The	1,353	68,956
Lorillard, Inc.	1,007	60,115
McCormick & Co., Inc.	891	62,097
Mead Johnson Nutrition Co.	715	68,377
Molson Coors Brewing Co. - Class B	886	65,537
Mondelez International, Inc. - Class A	1,716	62,089

See accompanying notes which are an integral part of these schedules of investments.

Monster Beverage Corp. *	903	79,807
PepsiCo, Inc.	730	67,481
Philip Morris International, Inc.	720	61,623
Procter & Gamble Co.	808	67,161
Reynolds American, Inc.	1,059	61,918
Safeway, Inc.	1,884	65,537
Sysco Corp.	1,744	65,962
Tyson Foods, Inc. - Class A	1,763	67,091
Walgreen Co.	850	51,428
Wal-Mart Stores, Inc.	841	63,516
Whole Foods Market, Inc.	1,526	59,720

		2,519,224

Energy — 10.99%
Anadarko Petroleum Corp.	538	60,646
Apache Corp.	594	60,447
Baker Hughes, Inc.	815	56,380
Cabot Oil & Gas Corp.	1,680	56,350
Cameron International Corp. *	896	66,613
Chesapeake Energy Corp.	1,915	52,086
Chevron Corp.	452	58,484
ConocoPhillips	695	56,458
Consol Energy, Inc.	1,270	51,157
Denbury Resources, Inc.	3,259	56,112
Devon Energy Corp.	743	56,034
Diamond Offshore Drilling, Inc.	1,184	52,021
Ensco PLC - Class A	1,084	54,712
EOG Resources, Inc.	512	56,276
EQT Corp.	537	53,223
Exxon Mobil Corp.	565	56,243
FMC Technologies, Inc. *	987	61,047
Halliburton Co.	858	57,981
Helmerich & Payne, Inc.	508	53,403
Hess Corp.	606	61,284
Kinder Morgan, Inc.	1,682	67,735
Marathon Oil Corp.	1,485	61,930
Marathon Petroleum Corp.	668	60,810
Murphy Oil Corp.	892	55,717
Nabors Industries Ltd.	2,129	57,936
National Oilwell Varco, Inc.	753	65,057
Newfield Exploration Co. *	1,386	62,105
Noble Corp. PLC	1,747	49,709
Noble Energy, Inc.	761	54,900
Occidental Petroleum Corp.	569	59,039
Paragon Offshore PLC *	574	5,353
Peabody Energy Corp.	3,532	56,089
Phillips 66	689	59,972
Pioneer Natural Resources Co.	256	53,437
QEP Resources, Inc.	1,771	62,989
Range Resources Corp.	661	51,909
Rowan Cos. PLC	1,789	54,257
Schlumberger Ltd.	547	59,971
Seventy Seven Energy, Inc. *	140	3,287
Southwestern Energy Co. *	1,242	51,125
Spectra Energy Corp.	1,412	58,841
Tesoro Corp.	992	64,251
Transocean Ltd.	1,330	51,419
Valero Energy Corp.	1,075	58,208
Williams Cos., Inc./The	1,010	60,054
WPX Energy, Inc. *	2,541	67,636

		2,550,693

See accompanying notes which are an integral part of these schedules of investments.

Financials — 8.44%
ACE Ltd.	297	31,607
Aflac, Inc.	491	30,046
Allstate Corp./The	525	32,288
American Express Co.	326	29,167
American International Group, Inc.	567	31,765
Ameriprise Financial, Inc.	267	33,618
Aon PLC	344	30,010
Assurant, Inc.	465	31,022
Bank of America Corp.	2,002	32,206
Bank of New York Mellon Corp./The	879	34,456
BB&T Corp.	803	29,989
Berkshire Hathaway, Inc. - Class B *	247	33,876
BlackRock, Inc.	100	32,974
Capital One Financial Corp.	385	31,572
CBRE Group, Inc. *	1,026	32,601
Charles Schwab Corp./The	1,148	32,725
Chubb Corp./The	334	30,686
Cincinnati Financial Corp.	645	31,021
Citigroup, Inc.	648	33,458
CME Group, Inc.	433	33,160
Comerica, Inc.	617	31,061
Discover Financial Services	504	31,409
E*Trade Financial Corp. *	1,431	31,856
Fifth Third Bancorp.	1,457	29,736
Franklin Resources, Inc.	544	30,747
Genworth Financial, Inc. - Class A *	1,773	25,159
Goldman Sachs Group, Inc./The	185	33,211
Hartford Financial Services Group, Inc.	872	32,321
Hudson City Bancorp, Inc.	3,133	30,926
Intercontinental Exchange Group, Inc.	157	29,681
Invesco Ltd.	834	34,074
JPMorgan Chase & Co.	547	32,493
KeyCorp	2,181	29,682
Legg Mason, Inc.	620	30,596
Leucadia National Corp.	1,187	29,580
Lincoln National Corp.	601	33,102
Loews Corp.	714	31,249
M&T Bank Corp.	253	31,297
Marsh & McLennan Cos., Inc.	609	32,320
McGraw Hill Financial, Inc. *	377	30,566
MetLife, Inc.	555	30,379
Moody’s Corp.	359	33,562
Morgan Stanley	967	33,193
NASDAQ OMX Group, Inc./The	828	35,999
Northern Trust Corp.	490	33,969
People’s United Financial, Inc.	2,114	31,599
PNC Financial Services Group, Inc.	353	29,888
Principal Financial Group, Inc.	635	34,459
Progressive Corp./The	1,221	30,545
Prudential Financial, Inc.	351	31,522
Regions Financial Corp.	2,919	29,630
SLM Corp.	3,643	32,280
State Street Corp.	458	33,006
SunTrust Banks, Inc.	770	29,336
T. Rowe Price Group, Inc.	378	30,582
Torchmark Corp.	569	31,065
Travelers Cos., Inc./The	327	30,995
U.S. Bancorp	723	30,559
Unum Group	886	32,126
Wells Fargo & Co.	601	30,896
XL Group PLC	958	32,752
Zions Bancorp.	1,049	30,582

		1,958,237

See accompanying notes which are an integral part of these schedules of investments.

Health Care — 10.98%
Abbott Laboratories	1,107	46,751
AbbVie, Inc.	814	44,988
Actavis PLC *	349	79,262
Aetna, Inc.	552	45,353
Agilent Technologies, Inc.	750	42,849
Alexion Pharmaceuticals, Inc. *	274	46,460
Allergan, Inc.	271	44,307
AmerisourceBergen Corp.	614	47,544
Amgen, Inc.	379	52,797
Baxter International, Inc.	605	45,367
Becton, Dickinson and Co.	378	44,318
Biogen Idec, Inc. *	144	49,466
Boston Scientific Corp. *	3,530	44,758
Bristol-Myers Squibb Co.	941	47,655
C.R. Bard, Inc.	323	48,013
Cardinal Health, Inc.	651	47,951
CareFusion Corp. *	1,036	47,556
Celgene Corp. *	555	52,702
Cerner Corp. *	836	48,215
CIGNA Corp.	495	46,817
Covidien PLC	498	43,241
DaVita, Inc. *	631	47,149
DENTSPLY International, Inc.	929	44,331
Edwards LifeSciences Corp. *	539	53,490
Eli Lilly & Co.	743	47,255
Express Scripts Holding Co. *	645	47,659
Gilead Sciences, Inc. *	557	59,918
Hospira, Inc. *	869	46,714
Humana, Inc.	361	46,515
Intuitive Surgical, Inc. *	110	51,716
Johnson & Johnson	435	45,099
Laboratory Corp. of America Holdings *	442	47,445
McKesson Corp.	240	46,836
Medtronic, Inc.	712	45,461
Merck & Co., Inc.	770	46,291
Mylan, Inc. *	877	42,599
Patterson Companies, Inc.	1,142	45,980
PerkinElmer, Inc.	948	42,517
Perrigo Co. PLC	310	46,056
Pfizer, Inc.	1,492	43,849
Quest Diagnostics, Inc.	764	48,273
Regeneron Pharmaceuticals, Inc. *	146	51,002
St. Jude Medical, Inc.	669	43,857
Stryker Corp.	528	44,011
Tenet Healthcare Corp. *	939	57,436
Thermo Fisher Scientific, Inc.	373	44,794
UnitedHealth Group, Inc.	571	49,466
Varian Medical Systems, Inc. *	536	45,576
Vertex Pharmaceuticals, Inc. *	677	63,366
Waters Corp. *	418	43,189
WellPoint, Inc.	421	49,065
Zimmer Holdings, Inc.	421	41,841
Zoetis, Inc.	1,498	53,099

		2,548,225

Industrials — 11.19%
3M Co.	269	38,806
ADT Corp./The	1,134	41,813
Allegion PLC	677	34,807

See accompanying notes which are an integral part of these schedules of investments.

AMETEK, Inc.	734	38,871
Avery Dennison Corp.	1,555	74,830
Boeing Co./The	293	37,198
Caterpillar, Inc.	367	39,999
CH Robinson Worldwide, Inc.	621	42,377
Cintas Corp.	614	40,641
CSX Corp.	1,270	39,242
Cummins, Inc.	250	36,265
Danaher Corp.	484	37,113
Deere & Co.	436	36,672
Delta Air Lines, Inc.	1,156	45,766
Dover Corp.	439	38,544
Dun & Bradstreet Corp.	372	43,698
Eaton Corp. PLC	517	36,081
Emerson Electric Co.	581	37,200
Equifax, Inc.	549	43,218
Expeditors International of Washington, Inc.	880	36,354
Fastenal Co.	795	35,980
FedEx Corp.	266	39,404
Flowserve Corp.	511	38,796
Fluor Corp.	508	37,552
General Dynamics Corp.	328	40,465
General Electric Co.	1,471	38,208
Honeywell International, Inc.	418	39,772
Illinois Tool Works, Inc.	447	39,399
Ingersoll-Rand PLC	625	37,601
Iron Mountain, Inc.	1,283	46,172
Jacobs Engineering Group, Inc. *	719	38,775
Joy Global, Inc.	642	40,545
Kansas City Southern	372	42,860
L-3 Communications Holdings, Inc.	315	34,590
Lockheed Martin Corp.	242	42,052
Masco Corp.	1,816	42,615
Nielsen NV	837	39,345
Norfolk Southern Corp.	385	41,196
Northrop Grumman Corp.	325	41,406
PACCAR, Inc.	618	38,836
Pall Corp.	465	39,251
Parker Hannifin Corp.	308	35,545
Pentair PLC	522	35,552
Pitney Bowes, Inc.	1,408	38,109
Precision Castparts Corp.	148	36,081
Quanta Services, Inc. *	1,156	42,009
Raytheon Co.	409	39,369
Republic Services, Inc.	1,057	41,569
Robert Half International, Inc.	825	41,400
Rockwell Automation, Inc.	309	36,011
Rockwell Collins, Inc.	491	37,812
Roper Industries, Inc.	267	40,239
Ryder System, Inc.	451	40,711
Snap-on, Inc.	332	41,533
Southwest Airlines Co.	1,485	47,544
Stanley Black & Decker, Inc.	447	40,931
Stericycle, Inc. *	333	39,532
Textron, Inc.	983	37,368
Tyco International Ltd.	859	38,314
Union Pacific Corp.	395	41,529
United Parcel Service, Inc. - Class B	382	37,187
United Technologies Corp.	334	36,060
W.W. Grainger, Inc.	153	37,704
Waste Management, Inc.	891	41,833
Xylem, Inc.	1,012	37,711

		2,595,968

See accompanying notes which are an integral part of these schedules of investments.

Information Technology — 9.74%
Accenture PLC - Class A	417	33,770
Adobe Systems, Inc. *	465	33,457
Akamai Technologies, Inc. *	569	34,354
Alliance Data Systems Corp. *	126	33,359
Altera Corp.	991	35,038
Amphenol Corp. - Class A	357	36,766
Analog Devices, Inc.	619	31,668
Apple, Inc.	375	38,440
Applied Materials, Inc.	1,533	35,410
Autodesk, Inc. *	611	32,764
Automatic Data Processing, Inc.	439	36,671
Broadcom Corp. - Class A	893	35,162
CA, Inc.	1,179	33,293
Cisco Systems, Inc.	1,400	34,986
Citrix Systems, Inc. *	523	36,779
Cognizant Technology Solutions Corp. - Class A *	703	32,150
Computer Sciences Corp.	540	32,299
Corning, Inc.	1,621	33,809
eBay, Inc. *	692	38,393
Electronic Arts, Inc. *	930	35,198
EMC Corp.	1,290	38,088
F5 Networks, Inc. *	305	37,897
Facebook, Inc. - Class A *	469	35,091
Fidelity National Information Services, Inc.	635	36,059
First Solar, Inc. *	500	34,831
Fiserv, Inc. *	572	36,893
FLIR Systems, Inc.	944	31,910
Google, Inc. - Class A *	61	35,755
Harris Corp.	453	32,334
Hewlett-Packard Co.	982	37,324
Intel Corp.	1,140	39,805
International Business Machines Corp.	187	35,991
Intuit, Inc.	432	35,902
Jabil Circuit, Inc.	1,717	37,056
Juniper Networks, Inc.	1,363	31,618
KLA-Tencor Corp.	494	37,761
Lam Research Corp.	515	37,048
Linear Technology Corp.	727	32,806
MasterCard, Inc. - Class A	453	34,368
Microchip Technology, Inc.	694	33,864
Micron Technology, Inc. *	1,072	34,932
Microsoft Corp.	824	37,422
Motorola Solutions, Inc.	512	30,414
NetApp, Inc.	937	39,518
NVIDIA Corp.	1,755	34,140
Oracle Corp.	806	33,456
Paychex, Inc.	838	34,887
QUALCOMM, Inc.	433	32,972
Red Hat, Inc. *	647	39,423
Salesforce.com, Inc. *	592	34,965
SanDisk Corp.	334	32,759
Seagate Technology PLC	611	38,234
Symantec Corp.	1,582	38,399
TE Connectivity Ltd.	554	34,704
Teradata Corp. *	775	35,374
Texas Instruments, Inc.	714	34,395
Total System Services, Inc.	1,131	35,571
VeriSign, Inc. *	663	37,827

See accompanying notes which are an integral part of these schedules of investments.

Visa, Inc. - Class A	162	34,500
Western Digital Corp.	372	38,349
Western Union Co./The	2,123	37,092
Xerox Corp.	2,684	37,068
Xilinx, Inc.	728	30,754
Yahoo!, Inc. *	989	38,088

		2,261,410

Materials — 10.53%
Air Products & Chemicals, Inc.	599	79,827
Airgas, Inc.	725	80,050
Alcoa, Inc.	5,413	89,916
Allegheny Technologies, Inc.	1,864	78,596
Ball Corp.	1,290	82,664
Bemis Co., Inc.	1,904	77,558
CF Industries Holdings, Inc.	320	82,531
Cliffs Natural Resources, Inc.	5,465	82,351
Dow Chemical Co./The	1,504	80,532
Eastman Chemical Co.	891	73,473
Ecolab, Inc.	725	83,293
EI du Pont de Nemours & Co.	1,145	75,696
FMC Corp.	1,031	68,191
Freeport-McMoRan Copper & Gold, Inc. - Class B	2,323	84,488
International Flavors & Fragrances, Inc.	772	78,392
International Paper Co.	1,601	77,560
Lyondellbasell Industries NV - Class A	793	90,693
MeadWestvaco Corp.	1,790	76,988
Monsanto Co.	652	75,382
Mosaic Co./The	1,568	74,883
Newmont Mining Corp.	3,346	90,640
Nucor Corp.	1,520	82,559
Owens-Illinois, Inc. *	2,320	71,446
PPG Industries, Inc.	385	79,274
Praxair, Inc.	589	77,500
Sealed Air Corp.	2,307	83,297
Sherwin-Williams Co./The	385	84,055
Sigma-Aldrich Corp.	782	81,317
United States Steel Corp.	3,173	122,643
Veritiv Corp. *	33	1,480
Vulcan Materials Co.	1,224	77,608

		2,444,883

Real Estate Investment Trusts — 2.55%
American Tower Corp. - Class A	356	35,099
Apartment Investment & Management Co. - Class A	983	33,693
AvalonBay Communities, Inc.	225	34,615
Boston Properties, Inc.	271	32,866
Equity Residential	513	34,104
General Growth Properties, Inc.	1,366	33,562
HCP, Inc.	783	33,923
Health Care REIT, Inc.	507	34,297
Host Hotels & Resorts, Inc.	1,416	32,306
Kimco Realty Corp.	1,382	32,462
Macerich Co./The	472	30,843
Plum Creek Timber Co., Inc.	706	28,689
ProLogis, Inc.	761	31,166
Public Storage, Inc.	185	32,347
Simon Property Group, Inc.	189	32,078
Ventas, Inc.	503	33,062
Vornado Realty Trust	300	31,771
Weyerhaeuser Co.	1,007	34,186

		591,069

See accompanying notes which are an integral part of these schedules of investments.

Telecommunication Services — 1.20%
AT&T, Inc.	986	34,479
CenturyLink, Inc.	948	38,839
Crown Castle International Corp.	468	37,209
Frontier Communications Corp.	6,048	41,126
Sprint Corp. *	3,823	21,448
T-Mobile US, Inc. *	1,039	31,250
Verizon Communications, Inc.	703	35,023
Windstream Holdings, Inc.	3,491	39,453

		278,827

Utilities — 11.09%
AES Corp./The	5,585	84,780
AGL Resources, Inc.	1,521	81,099
Ameren Corp.	2,107	84,260
American Electric Power Co., Inc.	1,529	82,100
CenterPoint Energy, Inc.	3,321	82,497
CMS Energy Corp.	2,711	82,787
Consolidated Edison, Inc.	1,461	84,555
Dominion Resources, Inc. - Class A	1,190	83,560
DTE Energy Co.	1,088	85,104
Duke Energy Corp.	1,143	84,565
Edison International	1,462	86,434
Entergy Corp.	1,033	79,984
Exelon Corp.	2,238	74,798
FirstEnergy Corp.	2,348	80,399
Integrys Energy Group, Inc.	1,398	94,910
NextEra Energy, Inc.	833	81,993
NiSource, Inc.	2,172	86,157
Northeast Utilities	1,785	81,934
NRG Energy, Inc.	2,221	68,376
Oneok, Inc.	1,286	90,297
Pepco Holdings, Inc.	3,016	83,118
PG&E Corp.	1,751	81,369
Pinnacle West Capital Corp.	1,491	84,923
PPL Corp.	2,407	83,359
Public Service Enterprise Group, Inc.	2,132	79,722
SCANA Corp.	1,605	83,384
Sempra Energy	800	84,777
Southern Co.	1,865	82,784
TECO Energy, Inc.	4,626	83,738
Wisconsin Energy Corp.	1,787	81,011
Xcel Energy, Inc.	2,642	84,668

		2,573,442

Total Common Stocks (Cost $19,346,459)		22,866,591

Cash Equivalents — 1.49%

FOLIOfn Investment Cash Account, 0.01% (a)	2	2
FOLIOfn Investment Sweep Account, 0.01% (a)	345,852	345,852

Total Cash Equivalents (Cost $345,854)		345,854

Total Investments – 100.01% (Cost $19,692,313)		23,212,445

Liabilities in Excess of Other Assets – (0.01)%		(1,188)

TOTAL NET ASSETS – 100.00%		$23,211,257

(a)	Rate disclosed is the seven day yield as of August 31, 2014.
*	Non-income producing security.

See accompanying notes which are an integral part of these schedules of investments.

Cloud Capital Strategic Mid Cap Fund

Schedule of Investments

August 31, 2014 (Unaudited)

	Shares	Fair Value
Common Stocks — 97.15%

Consumer Discretionary — 10.17%
Aaron’s, Inc.	1,015	$25,997
Advance Auto Parts, Inc.	272	37,068
Aeropostale, Inc. *	9,713	40,699
AMC Networks, Inc. - Class A *	570	35,655
American Eagle Outfitters, Inc.	2,996	42,187
ANN, Inc. *	840	34,820
Apollo Group, Inc. - Class A *	1,161	32,251
Ascena Retail Group, Inc. *	2,002	34,818
Bally Technologies, Inc. *	531	42,131
Barnes & Noble, Inc. *	1,623	38,717
Big Lots, Inc.	772	35,781
Bob Evans Farms, Inc.	699	30,337
Brinker International, Inc.	687	33,581
Cabela’s, Inc. - Class A *	565	34,496
Carter’s, Inc.	493	40,791
Cheesecake Factory, Inc./The	760	34,169
Chico’s FAS, Inc.	2,068	32,681
Cinemark Holdings, Inc.	1,048	36,998
CST Brands, Inc.	1,007	35,079
Deckers Outdoor Corp. *	426	39,311
DeVry Education Group, Inc.	789	33,886
Dick’s Sporting Goods, Inc.	780	35,172
Dillard’s, Inc. - Class A	3	343
Domino’s Pizza, Inc.	494	37,270
DreamWorks Animation SKG, Inc. - Class A *	1,391	30,366
Foot Locker, Inc.	701	39,309
Gentex Corp.	1,205	35,608
Guess?, Inc.	1,303	30,539
Hanesbrands, Inc.	396	40,646
HSN, Inc.	612	37,099
International Speedway Corp. - Class A	1,086	36,356
Jarden Corp. *	591	35,344
John Wiley & Sons, Inc. - Class A	510	30,585
KB Home	2,021	35,872
Lamar Advertising Co.	697	36,561
Life Time Fitness, Inc. *	729	33,609
LKQ Corp. *	1,322	37,534
Matthews International Corp. - Class A	860	39,679
MDC Holdings, Inc.	1,213	35,202
Meredith Corp.	786	36,596
Mohawk Industries, Inc. *	264	38,479
New York Times Co./The - Class A	2,256	27,927
NVR, Inc. *	31	36,239
Office Depot, Inc. *	6,107	31,268
Panera Bread Co. - Class A *	234	35,044
Polaris Industries, Inc.	267	38,887
Regis Corp.	2,501	37,783
Rent-A-Center, Inc.	1,217	33,894
Scholastic Corp.	1,048	36,730
Scientific Games Corp. - Class A *	3,111	31,576
Service Corporation International	1,725	38,245
Signet Jewelers Ltd.	319	37,588
Sotheby’s	851	34,721

See accompanying notes which are an integral part of these schedules of investments.

Strayer Education, Inc. *	627	38,088
Tempur Sealy International, Inc. *	603	35,276
Thor Industries, Inc.	598	32,112
Toll Brothers, Inc. *	967	34,416
Tractor Supply Co.	536	35,900
Tupperware Brands Corp.	422	30,905
Under Armour, Inc. - Class A *	593	40,552
Wendy’s Co./The	4,067	33,143
Williams-Sonoma, Inc.	455	29,954

		2,163,870

Consumer Staples — 10.34%
Church & Dwight Co., Inc.	2,459	167,784
Dean Foods Co.	9,630	155,809
Energizer Holdings, Inc.	1,426	173,296
Flowers Foods, Inc.	8,348	163,458
Ingredion, Inc.	2,253	179,701
Keurig Green Mountain, Inc.	1,388	185,074
Lancaster Colony Corp.	1,836	162,318
Post Holdings, Inc. *	3,348	123,769
SUPERVALU, Inc. *	21,716	207,388
Tootsie Roll Industries, Inc.	5,999	169,467
United Natural Foods, Inc. *	2,646	170,105
Universal Corp.	3,062	161,533
WhiteWave Food Co. - Class A *	5,139	179,962

		2,199,664

Energy — 9.54%
Alpha Natural Resources, Inc. *	28,811	113,804
Arch Coal, Inc.	29,102	88,762
Atwood Oceanics, Inc. *	2,010	99,326
Bill Barrett Corp. *	3,705	84,357
CARBO Ceramics, Inc.	758	81,540
Cimarex Energy Co.	752	109,189
Dresser-Rand Group, Inc. *	1,665	115,362
Dril-Quip, Inc. *	987	100,144
Energen Corp.	1,169	94,088
Helix Energy Solutions Group, Inc. *	4,113	112,369
HollyFrontier Corp.	2,193	109,732
Oceaneering International, Inc.	1,388	96,515
Oil States International, Inc. *	1,638	105,744
Patterson-UTI Energy, Inc.	3,061	105,743
Rosetta Resources, Inc. *	1,956	97,776
SM Energy Co.	1,266	112,763
Superior Energy Services, Inc.	2,935	105,200
Tidewater, Inc.	1,903	96,815
Unit Corp. *	1,560	102,662
World Fuel Services Corp.	2,189	97,129

		2,029,020

Financials — 8.88%
Affiliated Managers Group, Inc. *	165	34,744
Alexander & Baldwin, Inc.	409	16,729
Alleghany Corp. *	77	33,024
American Financial Group, Inc.	559	33,522
Apollo Investment Corp.	4,035	35,385
Arthur J Gallagher & Co.	725	34,264
Aspen Insurance Holdings Ltd.	721	30,670
Associated Banc-Corp.	1,840	33,453
Astoria Financial Corp.	2,449	32,006
BancorpSouth, Inc.	1,356	28,707
Bank of Hawaii Corp.	569	33,059
Brown & Brown, Inc.	1,079	35,193

See accompanying notes which are an integral part of these schedules of investments.

Cathay General Bancorp	1,270	33,074
CBOE Holdings, Inc.	647	34,324
City National Corp.	439	33,287
Commerce Bancshares, Inc.	724	33,405
Cullen/Frost Bankers, Inc.	418	32,881
East West Bancorp, Inc.	941	32,790
Eaton Vance Corp.	898	35,182
Everest Re Group Ltd.	104	17,041
Federated Investors, Inc. - Class B	1,110	34,058
Fidelity National Financial, Inc. - Class A *	2,032	57,526
Fidelity National Financial, Inc. *	644	9,653
First American Financial Corp.	1,156	32,758
First Horizon National Corp.	2,769	33,669
First Niagara Financial Group, Inc.	3,813	33,173
FirstMerit Corp.	1,687	29,071
Fulton Financial Corp.	2,676	30,867
Greenhill & Co., Inc.	699	34,284
Hancock Holding Co.	944	31,375
Hanover Insurance Group, Inc.	526	33,354
HCC Insurance Holdings, Inc.	694	34,796
International Bancshares Corp.	1,261	33,230
Janus Capital Group, Inc.	2,721	33,060
Jones Lang LaSalle, Inc.	267	35,676
Kemper Corp.	905	32,914
Mercury General Corp.	715	36,647
MSCI, Inc. - Class A *	731	33,732
New York Community Bancorp, Inc. *	2,100	33,500
Old Republic International Corp.	1,934	29,686
Primerica, Inc.	697	35,079
Prosperity Bancshares, Inc.	537	32,437
Protective Life Corp.	476	33,025
Raymond James Financial, Inc.	660	36,073
Reinsurance Group of America, Inc.	418	34,717
SEI Investments Co.	1,019	38,596
Signature Bank *	270	32,026
StanCorp Financial Group, Inc.	515	33,747
SVB Financial Group *	282	31,356
Synovus Financial Corp.	1,343	32,422
TCF Financial Corp.	2,017	31,861
Trustmark Corp.	1,357	32,199
Valley National Bancorp	3,311	33,106
W.R. Berkley Corp.	724	34,994
Waddell & Reed Financial, Inc. - Class A	547	29,798
Washington Federal, Inc.	1,469	31,946
Webster Financial Corp.	1,070	31,569
Westamerica Bancorp	595	28,790

		1,889,510

Health Care — 11.45%
Allscripts Healthcare Solutions, Inc. *	4,820	71,217
Bio-Rad Laboratories, Inc. - Class A *	602	72,342
Charles River Laboratories International, Inc. *	1,354	80,019
Community Health Systems, Inc. *	1,671	90,722
Cooper Cos., Inc./The	544	88,687
Covance, Inc. *	841	69,758
Endo International PLC *	1,056	67,296
Health Net, Inc. *	1,818	85,824
Henry Schein, Inc. *	615	73,591
Hill-Rom Holdings, Inc.	1,820	79,724
HMS Holdings Corp. *	3,789	86,625
Hologic, Inc. *	2,889	71,845
IDEXX Laboratories, Inc. *	551	68,360

See accompanying notes which are an integral part of these schedules of investments.

LifePoint Hospitals, Inc. *	1,132	84,666
Mallinckrodt PLC *	947	77,198
Masimo Corp. *	3,122	70,047
Mednax, Inc. *	1,236	70,756
Mettler-Toledo International, Inc. *	295	79,714
Omnicare, Inc.	1,117	71,225
Owens & Minor, Inc.	2,109	72,542
ResMed, Inc.	1,379	73,176
Salix Pharmaceuticals Ltd. *	635	101,112
STERIS Corp.	1,408	79,244
Techne Corp.	807	77,129
Teleflex, Inc.	695	76,061
Thoratec Corp. *	2,165	54,126
United Therapeutics Corp. *	841	99,127
Universal Health Services, Inc. - Class B	801	91,655
VCA Antech, Inc. *	2,054	83,688
Vertex Pharmaceuticals, Inc. *	1,131	105,807
WellCare Health Plans, Inc. *	956	62,950

		2,436,233

Industrials — 10.88%
Acuity Brands, Inc.	279	34,510
AECOM Technology Corp. *	1,137	43,033
AGCO Corp.	666	32,542
Alaska Air Group, Inc.	772	35,751
Alliant Techsystems, Inc.	270	33,960
AMETEK, Inc.	686	36,308
BE Aerospace, Inc. *	388	32,912
Brink’s Co./The	1,325	36,268
Carlisle Cos., Inc.	422	34,963
CLARCOR, Inc.	625	39,482
Clean Harbors, Inc. *	586	35,464
Con-way, Inc.	752	38,528
Copart, Inc. *	1,009	34,738
Corporate Executive Board Co./The *	539	35,530
Crane Co.	498	34,662
Deluxe Corp.	640	38,110
Donaldson Co., Inc.	875	36,616
Esterline Technologies Corp. *	308	36,152
Exelis, Inc.	2,147	36,902
Fortune Brands Home & Security, Inc.	940	40,627
FTI Consulting, Inc. *	1,000	37,082
GATX Corp.	562	37,262
General Cable Corp.	1,453	31,203
Genesee & Wyoming, Inc. - Class A *	353	34,667
Graco, Inc.	483	37,092
Granite Construction, Inc.	1,041	36,724
Harsco Corp.	1,366	33,063
Herman Miller, Inc.	1,172	34,824
HNI Corp.	951	36,054
Hubbell, Inc. - Class B	297	35,926
Huntington Ingalls Industries, Inc.	371	37,931
IDEX Corp.	463	35,604
ITT Corp.	788	37,711
JB Hunt Transport Services, Inc.	476	35,952
KBR, Inc.	1,396	30,751
Kennametal, Inc.	776	34,758
Kirby Corp. *	316	37,698
Landstar System, Inc.	568	38,527
Lennox International, Inc.	413	34,551
Lincoln Electric Holdings, Inc.	517	36,775
ManpowerGroup	433	33,568

See accompanying notes which are an integral part of these schedules of investments.

Matson, Inc.	1,473	39,761
MSA Safety, Inc.	642	35,564
MSC Industrial Direct Co., Inc. - Class A	388	34,979
Nordson Corp.	444	35,958
Oshkosh Corp.	678	33,701
R.R. Donnelley & Sons Co.	2,222	39,268
Regal-Beloit Corp.	463	32,918
Rollins, Inc.	1,187	35,316
SPX Corp.	339	35,237
Terex Corp.	951	35,560
Timken Co.	546	24,716
Towers Watson & Co. - Class A	338	37,027
Trinity Industries, Inc.	864	41,823
Triumph Group, Inc.	511	35,465
United Rentals, Inc. *	352	41,379
URS Corp.	822	49,788
UTi Worldwide, Inc. *	3,804	34,921
Valmont Industries, Inc.	228	32,076
Wabtec Corp.	444	37,011
Waste Connections, Inc.	846	41,517
Watsco, Inc.	362	33,514
Werner Enterprises, Inc.	1,376	34,262
Woodward, Inc.	750	39,146

		2,315,688

Information Technology — 11.00%
3D Systems Corp. *	642	34,356
ACI Worldwide, Inc. *	1,822	35,476
Acxiom Corp. *	1,580	29,307
ADTRAN, Inc.	1,550	35,785
Advent Software, Inc.	1,071	34,612
Alliance Data Systems Corp. *	126	33,312
ANSYS, Inc. *	449	36,526
AOL, Inc. *	931	40,221
Arrow Electronics, Inc. *	562	34,985
Atmel Corp. *	3,575	31,676
Avnet, Inc.	774	34,437
Broadridge Financial Solutions, Inc.	840	35,740
Cadence Design Systems, Inc. *	2,012	35,485
Ciena Corp. *	1,523	31,520
CommVault Systems, Inc. *	688	37,949
Compuware Corp.	3,441	32,175
Concur Technologies, Inc. *	364	36,517
Convergys Corp.	1,607	30,854
Conversant, Inc. *	1,396	38,433
CoreLogic, Inc. *	1,132	31,997
Cree, Inc. *	671	30,556
Cypress Semiconductor Corp.	3,121	34,485
Diebold, Inc.	877	33,313
DST Systems, Inc.	372	34,508
Equinix, Inc. *	165	35,929
Factset Research Systems, Inc.	294	37,474
Fair Isaac Corp.	569	33,101
Fairchild Semiconductor International, Inc. *	2,126	37,311
Gartner, Inc. *	486	36,271
Global Payments, Inc.	485	35,257
Informatica Corp. *	923	31,428
Ingram Micro, Inc. - Class A *	1,213	34,959
Integrated Device Technology, Inc. *	2,355	38,746
InterDigital, Inc.	730	32,374
International Rectifier Corp. *	1,193	46,997
Intersil Corp. - Class A	2,263	34,047

See accompanying notes which are an integral part of these schedules of investments.

Itron, Inc. *	840	35,475
Jack Henry & Associates, Inc.	577	33,336
Lexmark International, Inc. - Class A	749	37,893
ManTech International Corp. - Class A	1,180	34,194
Mentor Graphics Corp.	1,603	34,968
MICROS Systems, Inc. *	515	34,975
Monster Worldwide, Inc. *	5,515	31,820
National Instruments Corp.	1,084	35,931
NCR Corp. *	1,017	34,745
NeuStar, Inc. - Class A *	1,403	41,370
Plantronics, Inc.	733	35,007
Polycom, Inc. *	2,720	36,040
PTC, Inc. *	912	35,284
Rackspace Hosting, Inc. *	918	31,770
RF Micro Devices, Inc. *	3,430	42,768
Riverbed Technology, Inc. *	1,669	31,448
Rovi Corp. *	1,408	32,571
Semtech Corp. *	1,248	32,522
Silicon Laboratories, Inc. *	705	31,964
Skyworks Solutions, Inc.	718	40,702
SolarWinds, Inc. *	840	35,927
Solera Holdings, Inc.	521	31,776
SunEdison, Inc. *	1,563	34,441
Synopsys, Inc. *	874	35,744
Tech Data Corp. *	555	37,488
TIBCO Software, Inc. *	1,624	33,847
Trimble Navigation Ltd. *	892	29,669
VeriFone Systems, Inc. *	930	32,460
Vishay Intertechnology, Inc.	2,234	35,737
WEX, Inc. *	328	37,241
Zebra Technologies Corp. - Class A *	437	34,114

		2,341,346

Materials — 11.11%
Albemarle Corp.	1,153	73,332
AptarGroup, Inc.	1,240	79,570
Ashland, Inc.	770	82,529
Cabot Corp.	1,353	74,132
Carpenter Technology Corp.	1,295	70,895
Commercial Metals Co.	4,516	78,037
Compass Minerals International, Inc.	873	77,779
Cytec Industries, Inc.	809	83,395
Domtar Corp.	1,890	70,461
Eagle Materials, Inc.	868	88,473
Greif, Inc. - Class A	1,520	72,811
Intrepid Potash, Inc. *	4,630	70,975
Louisiana-Pacific Corp. *	5,544	79,108
Martin Marietta Materials, Inc.	621	81,357
Minerals Technologies, Inc.	1,304	81,670
NewMarket Corp.	215	87,380
Olin Corp.	2,944	80,339
Packaging Corp. of America	1,172	79,695
Rayonier Advanced Materials, Inc. *	115	3,813
Reliance Steel & Aluminum Co.	1,121	78,375
Rock-Tenn Co. - Class A	1,587	78,030
Royal Gold, Inc.	1,190	92,504
RPM International, Inc.	1,824	85,979
Scotts Miracle-Gro Co./The - Class A	1,425	82,242
Sensient Technologies Corp.	1,523	85,457
Silgan Holdings, Inc.	1,663	83,750
Sonoco Products Co.	1,885	77,577
Steel Dynamics, Inc.	4,562	106,030

See accompanying notes which are an integral part of these schedules of investments.

TimkenSteel Corp.	271	12,946
Valspar Corp.	1,075	86,793
Worthington Industries, Inc.	1,934	78,219

		2,363,653

Real Estate Investment Trusts — 2.48%
Alexandria Real Estate Equities, Inc.	217	17,161
American Campus Communities, Inc.	435	17,206
BioMed Realty Trust, Inc.	758	17,019
Camden Property Trust	241	18,037
Corporate Office Properties Trust	589	16,712
Corrections Corp. of America	1,021	36,373
Duke Realty Corp.	927	17,251
Equity One, Inc.	710	16,762
Essex Property Trust, Inc.	186	35,980
Extra Space Storage, Inc.	316	16,663
Federal Realty Investment Trust	140	17,518
Highwoods Properties, Inc.	398	16,938
Home Properties, Inc.	270	17,317
Hospitality Properties Trust	571	16,817
Kilroy Realty Corp.	270	17,049
Liberty Property Trust *	445	15,745
Mack-Cali Realty Corp.	761	16,078
National Retail Properties, Inc.	461	17,117
Omega Healthcare Investors, Inc.	478	18,012
Potlatch Corp.	416	17,774
Rayonier, Inc.	357	12,220
Realty Income Corp.	380	17,009
Regency Centers Corp.	303	17,291
Senior Housing Properties Trust	706	16,474
SL Green Realty Corp.	150	16,395
Taubman Centers, Inc.	445	33,900
UDR, Inc.	606	18,129
Weingarten Realty Investors	519	17,773

		528,720

Telecommunication Services — 0.16%
Telephone & Data Systems, Inc.	645	16,988
TW Telecom, Inc. *	411	16,853

		33,841

Utilities — 11.14%
Alliant Energy Corp.	2,385	139,481
Aqua America, Inc.	5,460	136,560
Atmos Energy Corp.	2,678	135,397
Black Hills Corp.	2,335	125,446
Cleco Corp.	2,677	151,060
Great Plains Energy, Inc.	5,476	140,558
Hawaiian Electric Industries, Inc.	5,693	144,546
IDACORP, Inc.	2,489	141,170
MDU Resources Group, Inc.	4,132	129,374
National Fuel Gas Co.	1,822	139,303
OGE Energy Corp.	3,793	142,310
ONE Gas, Inc.	3	94
Oneok, Inc.	10	702
PNM Resources, Inc.	4,878	127,857
Questar Corp.	5,833	137,133
UGI Corp.	2,858	151,398
Vectren Corp.	3,411	140,644
Westar Energy, Inc.	3,824	141,216
WGL Holdings, Inc.	3,347	145,566

		2,369,815

See accompanying notes which are an integral part of these schedules of investments.

Total Common Stocks (Cost $17,000,738)		20,671,360

Cash Equivalents — 2.14%

FOLIOfn Investment Sweep Account, 0.01% (a)	455,002	455,002

Total Cash Equivalents (Cost $455,002)		455,002

Total Investments – 99.29% (Cost $17,455,740)		21,126,362

Other Assets in Excess of Liabilities – 0.71%		151,403

TOTAL NET ASSETS – 100.00%		$21,277,765

(a)	Rate disclosed is the seven day yield as of August 31, 2014.
*	Non-income producing security.

See accompanying notes which are an integral part of these schedules of investments.

At August 31, 2014, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Fund	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
Cloud Capital Strategic Large Cap Fund	$19,923,500	$3,422,611	$(133,666)	$3,288,945
Cloud Capital Strategic Mid Cap Fund	18,227,634	3,183,095	(284,367)	2,898,728

The difference between book basis and tax basis unrealized appreciation was attributable primarily to the tax deferral of losses on wash sales of $231,187 for the Cloud Capital Strategic Large Cap Fund $771,894 and for the Cloud Capital Strategic Mid Cap Fund.

Cloud Capital Funds

Notes to the Schedules of Investments

August 31, 2014

(Unaudited)

The Cloud Capital Strategic Large Cap Equity Fund and the Cloud Capital Strategic Mid Cap Equity Fund (each a “Fund” and, collectively the “Funds”) are each an investment company and both follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Transactions and Related Income - The Funds follow industry practice and records security transactions on the trade date for financial reporting purposes. The first in, first out (“FIFO”) method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when Cloud Capital LLC (the “Adviser”) believes such prices more

Cloud Capital Funds

Notes to the Schedules of Investments - continued

August 31, 2014

(Unaudited)

accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.

When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board of Trustees (“Board”). These securities will be categorized as Level 3 securities.

In accordance with the Valued Advisers Trust’s (the “Trust”) good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before each Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Funds invest in may default or otherwise cease to have market quotations readily available. Any fair valuation pricing done outside the Fund’s approved pricing methods must be approved by the Pricing Committee of the Board.

The following is a summary of the inputs used to value the Funds’ investments as of August 31, 2014:

	Valuation Inputs
	Level 1 Quoted Prices in Active Markets	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Cloud Capital Strategic Large Cap Fund
Common Stocks *	$22,866,591	$—	$—	$22,866,591
Cash Equivalents	345,854	—	—	345,854

Total	23,212,445	—	—	23,212,445

Cloud Capital Strategic Mid Cap Fund
Common Stocks *	20,671,360	—	—	20,671,360
Cash Equivalents	455,002	—	—	455,002

Total	21,126,362	—	—	21,126,362

*	Refer to the Schedule of Investments for industry classifications.

The Funds did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Funds did hold any derivative instruments during the reporting period.

Cloud Capital Funds

Notes to the Schedules of Investments - continued

August 31, 2014

(Unaudited)

The Trust recognizes transfers between fair value hierarchy levels at the end of the reporting period. There were no transfers between any levels for the reporting period ended August 31, 2014.

LS Opportunity Fund

Schedule of Investments

August 31, 2014 (Unaudited)

	Shares	Fair Value
Common Stocks - Long - Domestic — 72.38%

Consumer Discretionary — 11.91%
Discovery Communications, Inc. - Class A *	21,676	$947,675
Discovery Communications, Inc. - Class C *	21,676	931,418
L Brands, Inc.	29,170	1,862,504
Lennar Corp. - Class A	32,672	1,280,089
Life Time Fitness, Inc. *	33,102	1,526,002
Mohawk Industries, Inc. *	17,926	2,617,554
Priceline.com, Inc. *	1,443	1,795,539
SeaWorld Entertainment, Inc.	83,386	1,733,595
Sotheby’s	31,335	1,278,781
Tempur Sealy International, Inc. *	43,612	2,552,174
Time Warner, Inc.	33,256	2,561,710
Tribune Co. (a)*	29,452	2,247,188
Tribune Publishing Co. (a)*	8,487	162,950

		21,497,179

Consumer Staples — 1.34%
Diamond Foods, Inc. *	58,433	1,610,998
WhiteWave Food Co. - Class A *	22,948	803,639

		2,414,637

Energy — 18.65%
Anadarko Petroleum Corp.	27,510	3,100,102
Dresser-Rand Group, Inc. *	56,292	3,901,036
Hess Corp. (a)	36,186	3,658,405
Occidental Petroleum Corp. (a)	44,052	4,569,514
Pioneer Natural Resources Co. (a)	14,990	3,127,663
Schlumberger Ltd. (a)	60,766	6,662,384
Valero Energy Corp.	22,954	1,242,730
Williams Cos., Inc./The (a)	124,613	7,406,997

		33,668,831

Financials — 9.58%
American International Group, Inc. (a)	70,001	3,924,256
Charles Schwab Corp./The	129,891	3,703,192
NorthStar Asset Management Group, Inc. (a)*	239,309	4,424,823
NorthStar Realty Finance Corp. (a)	283,367	5,245,123

		17,297,394

Health Care — 22.14%
Amicus Therapeutics, Inc. *	73,362	527,473
BioDelivery Sciences International, Inc. *	96,801	1,548,816
Catalent, Inc. *	71,177	1,530,305
Celgene Corp. (a)*	45,180	4,293,004
Cerner Corp. *	44,691	2,576,883
DaVita, Inc. (a)*	52,037	3,886,123
HCA Holdings, Inc. (a)*	115,924	8,093,814
Hologic, Inc. *	27,862	692,928
Intercept Pharmaceuticals, Inc. *	8,208	2,378,022
InterMune, Inc. (a)*	82,099	6,030,172
Medivation, Inc. *	22,782	2,079,085
Quest Diagnostics, Inc.	30,919	1,954,390
Salix Pharmaceuticals Ltd. *	16,993	2,703,756
United Therapeutics Corp. *	14,168	1,669,415

		39,964,186

Industrials — 1.34%
Hertz Global Holdings, Inc. *	82,161	2,427,858

See accompanying notes which are an integral part of this schedule of investments.

Information Technology — 4.89%
Aspen Technology, Inc. *	30,160	1,239,274
Facebook, Inc. - Class A *	47,594	3,560,983
Google, Inc. - Class A *	4,307	2,508,224
SunEdison, Inc. (a)*	68,541	1,509,958

		8,818,439

Materials — 1.42%
Monsanto Co. (a)	22,102	2,556,096

Real Estate Investment Trusts — 1.04%
Ryman Hospitality Properties, Inc.	37,844	1,882,739

Telecommunication Services — 0.07%
TW Telecom, Inc. *	3,130	128,440

Total Common Stocks - Long - Domestic (Cost $115,761,858)		130,655,799

Common Stocks - Long - International — 9.41%

Consumer Discretionary — 2.67%
Liberty Global PLC - Class A (a)*	67,532	2,949,122
Liberty Global PLC - Class C *	44,728	1,875,445

		4,824,567

Energy — 1.65%
GasLog Partners LP *	24,596	819,785
Golar LNG Ltd.	34,169	2,152,647

		2,972,432

Financials — 0.70%
Essent Group Ltd. *	59,789	1,259,156

Information Technology — 3.20%
Baidu, Inc. (a)*	26,885	5,767,370

Utilities — 1.19%
Abengoa Yield PLC *	53,734	2,155,271

Total Common Stocks - Long - International (Cost $15,012,147)		16,978,796

Total Investments – 81.79% (Cost $130,774,005)		147,634,595

Total Securities Sold Short – (20.90)% (Proceeds Received $35,985,895)		(37,719,688)

Other Assets in Excess of Liabilities – 39.11%		70,593,950

TOTAL NET ASSETS – 100.00%		$180,508,857

(a)	All or a portion of the security is held as collateral for securities sold short. The total fair value of this collateral on August 31, 2014 was $55,159,260.
*	Non-income producing security.

See accompanying notes which are an integral part of this schedule of investments.

LS Opportunity Fund

Schedule of Securities Sold Short

August 31, 2014 (Unaudited)

	Shares	Fair Value
Common Stocks - Short - Domestic — (8.84)%

Consumer Discretionary — (2.04)%
Apollo Group, Inc. - Class A	(11,925)	$(331,157)
GameStop Corp. - Class A	(24,211)	(1,021,704)
McDonald’s Corp.	(12,463)	(1,168,032)
Nordstrom, Inc.	(9,770)	(676,573)
Red Robin Gourmet Burgers, Inc.	(5,995)	(318,335)
Starbucks Corp.	(2,226)	(173,205)

		(3,689,006)

Consumer Staples — (0.33)%
Nu Skin Enterprises, Inc. - Class A	(12,478)	(558,016)
Post Holdings, Inc.	(1,121)	(41,443)

		(599,459)

Energy — (0.71)%
Exxon Mobil Corp.	(12,780)	(1,271,099)

Financials — (0.65)%
Travelers Cos., Inc./The	(12,463)	(1,180,371)

Health Care — (2.66)%
Abbott Laboratories	(3,630)	(153,331)
Aegerion Pharmaceuticals, Inc.	(21,937)	(670,175)
Alnylam Pharmaceuticals, Inc.	(5,756)	(401,021)
CIGNA Corp.	(6,977)	(660,024)
Eli Lilly & Co.	(17,720)	(1,126,283)
Exact Sciences Corp.	(9,493)	(197,929)
Medtronic, Inc.	(4,282)	(273,406)
Pfizer, Inc.	(11,321)	(332,724)
St. Jude Medical, Inc.	(5,507)	(361,204)
Zimmer Holdings, Inc.	(6,239)	(619,595)

		(4,795,692)

Industrials — (1.14)%
Danaher Corp.	(13,262)	(1,016,002)
Deere & Co.	(12,419)	(1,044,314)

		(2,060,316)

Information Technology — (0.86)%
International Business Machines Corp.	(6,809)	(1,309,371)
Zillow, Inc. - Class A	(1,690)	(242,447)

		(1,551,818)

Materials — (0.45)%
CF Industries Holdings, Inc.	(3,120)	(803,930)

Total Common Stocks - Short - Domestic (Proceeds Received $15,706,306)		(15,951,691)

Common Stocks - Short - International — (1.71)%

Consumer Discretionary — (0.39)%
Garmin Ltd.	(6,065)	(329,511)
Vipshop Holdings Ltd.	(1,872)	(368,091)

		(697,602)

See accompanying notes which are an integral part of this schedule of investments.

Health Care — (0.74)%
GlaxoSmithKline PLC ADR	(27,312)	(1,341,019)

Information Technology — (0.48)%
Bitauto Holdings Ltd.	(2,496)	(219,224)
SINA Corp.	(14,009)	(646,936)

		(866,160)

Materials — (0.10)%
Potash Corporation of Saskatchewan, Inc.	(5,033)	(176,960)

Total Common Stocks - Short - International (Proceeds Received $3,091,922)		(3,081,741)

Exchange-Traded Funds - Short — (10.35)%

Consumer Discretionary Select Sector SPDR Fund	(16,900)	(1,163,058)
Energy Select Sector SPDR Fund	(4,388)	(433,271)
Health Care Select Sector SPDR Fund	(20,298)	(1,296,230)
Industrial Select Sector SPDR Fund	(21,602)	(1,166,940)
iShares Nasdaq Biotechnology ETF	(2,677)	(740,324)
Powershares QQQ Trust, Series 1	(55,831)	(5,570,817)
SPDR S&P 500 ETF Trust	(41,431)	(8,315,616)

Total Exchange-Traded Funds - Short (Proceeds Received $17,187,667)		(18,686,256)

Total Securities Sold Short – (20.90)% (Proceeds Received $35,985,895)		$(37,719,688)

ADR — American Depositary Receipt

Tax Related - At August 31, 2014, the appreciation (depreciation) of investments, net of proceeds for investment securities sold short, was as follows:

Unrealized appreciation	$16,070,125
Unrealized depreciation	(2,251,560)

Net unrealized appreciation (depreciation)	13,818,565

Aggregate cost of securities for income tax purposes	$96,096,342

The difference between book basis and tax basis unrealized appreciation was attributable primarily to the tax deferral of losses on wash sales of $1,308,232 for LS Opportunity Fund.

See accompanying notes which are an integral part of this schedule of investments.

LS Opportunity Fund

Notes to the Schedule of Investments

August 31, 2014

(Unaudited)

The LS Opportunity Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The Last In, First Out method is used for determining gains or losses on securities transactions for financial statement and income tax purposes. Dividend income and dividend expense are recorded on the ex-dividend date and interest income is recorded on an accrual basis. Distributions from Limited Partnerships are recognized on the ex-date. Income or loss from Limited Partnerships is reclassified in the components of net assets upon receipt of Schedules K-1 (Form 1065). Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Short Sales - The Fund may make short sales as part of its overall portfolio management strategies or to offset a potential decline in value of a security. The Fund may engage in short sales with respect to various types of securities, including Exchange Traded Funds (ETFs). A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. The Fund may engage in short sales with respect to securities it owns, as well as securities that it does not own. Short sales expose the Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities (also known as “covering” the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund. The Fund’s investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. The Fund must segregate assets determined to be liquid in accordance with procedures established by the Board of Trustees, or otherwise cover its position in a permissible manner. The Fund will be required to pledge its liquid assets to the broker in order to secure its performance on short sales. As a result, the assets pledged may not be available to meet the Fund’s needs for immediate cash or other liquidity. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund’s open short positions. These types of short sales expenses are sometimes referred to as the “negative cost of carry,” and will tend to cause the Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale. Dividend expenses on securities sold short and borrowing costs are not covered under the Long Short Advisors’, LLC (the “Adviser”) expense limitation agreement with the Fund and, therefore, these expenses will be borne by the shareholders of the Fund. The amount of restricted cash held at the broker as collateral for securities sold short was $20,261,785 as of August 31, 2014.

Foreign Currency Translations – Foreign currency amounts are translated into U.S. dollars as follows: (i) assets and liabilities at the rate of exchange at the end of the respective period; and (ii) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of the results of operations arising from changes in the exchange rates and the portion due to fluctuations arising from changes in the market prices of securities are not isolated. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

The Fund may enter into transactions to purchase or sell foreign currencies to protect the U.S. dollar value of its underlying portfolio securities against the effect of possible adverse movements in foreign exchange rates. Principal risks associated with such transactions include the movement in value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. Fluctuations in the value of such forward currency transactions are recorded daily as unrealized gain or loss; realized gain or loss includes net gain or loss on transactions that have terminated by settlement or by a fund entering into offsetting commitments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the company’s books and the U.S. dollar equivalent of the amounts actually received or paid. These instruments involve market risk, credit risk, or both kinds of risks, in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such a pricing model

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and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, exchange traded funds, real estate investment trusts, and american depositary receipts are generally valued by using market quotations, furnished by a pricing service. Securities that are traded on any stock exchange are generally valued at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.

When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security is classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security is classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board. These securities are generally categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities are categorized as Level 1 securities.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2014:

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	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$147,634,595	$—	$—	$147,634,595

Total	$147,634,595	$—	$—	$147,634,595

*	Refer to the Schedule of Investments for industry classifications.

	Valuation Inputs
Liabilities	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$(19,033,432)	$—	$—	$(19,033,432)
Exchange - Traded Funds	(18,686,256)	—	—	(18,686,256)

Total	$(37,719,688)	$—	$—	$(37,719,688)

*	Refer to the Schedule of Securities Sold Short for industry classifications.

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore no reconciliation of Level 3 securities is included for this reporting period. The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between any levels as of August 31, 2014.

Item 2. Controls and Procedures.

(a) Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report the Principal Executive Officer and Principal Financial Officer concluded the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant         Valued Advisers Trust

By	/s/ R. Jeffrey Young
R. Jeffrey Young, President and Principal Executive Officer

Date     October 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jeffrey Young
R. Jeffrey Young, President and Principal Executive Officer

Date     October 21, 2014

By	/s/ Bryan W. Ashmus
Bryan W. Ashmus, Treasurer and Principal Financial Officer

Date     October 21, 2014